Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

The following is a summary of intangible assets at September 30, 2012 and December 31, 2011.

	Estimated Life (Years)	September 30, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer lists and contracts	7 – 10	$474,225	$457,157	$468,371	$451,524
Non-competition agreements	3 – 15	63,665	62,495	63,592	61,849
Site locations	15	1,414,227	995,396	1,383,076	925,291
Other	5 –15	13,608	13,125	13,608	13,103

		$1,965,725	$1,528,173	$1,928,647	$1,451,767
Unamortizable intangible assets:
Goodwill		$1,688,746	$253,635	$1,680,483	$253,635

(5) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated	2011		2010
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$468,371	$451,524	$466,412	$441,641
Non-competition agreements	3 — 15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,291	1,375,298	833,418
Other	5 — 15	13,608	13,103	13,608	13,074

		$1,928,647	$1,451,767	$1,918,811	$1,349,088

Unamortizable Intangible Assets: Goodwill		$1,680,483	$253,635	$1,679,770	$253,635

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,680,483

Amortization expense for the year ended December 31, 2011 was $102,918. The following is a summary of the estimated amortization expense for future years:

Year ended December 31, 2012	$99,917
Year ended December 31, 2013	97,165
Year ended December 31, 2014	83,200
Year ended December 31, 2015	46,770
Year ended December 31, 2016	36,267
Thereafter	113,561

Total	$476,880

LAMAR MEDIA CORP
Goodwill and Other Intangible Assets

(3) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated Life (Years)	2011		2010
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$468,371	$451,524	$466,412	$441,641
Non-competition agreement	3—15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,290	1,375,298	833,418
Other	5—15	13,063	13,063	13,063	13,063

		$1,928,102	$1,451,726	$1,918,266	$1,349,077
Unamortizable Intangible Assets:
Goodwill		$1,669,462	$252,766	$1,668,749	$252,766

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,668,749
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,669,462